Fair Value of Financial Instruments - Carrying values and fair values of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Available for sale securities	$ 35,557	$ 28,597	$ 41,058
Held to maturity securities	13,827	13,815	5,292
Carrying Value
Financial Assets:
Cash and due from banks	82,246	82,013	28,927
Available for sale securities	35,557	28,597	41,058
Held to maturity securities	13,780	13,816	5,354
Loans held for sale		100
Loans receivable, net	646,583	621,830	520,792
Accrued interest receivable	2,344	2,360	2,109
FHLB stock	4,834	4,834	4,442
Derivative asset	87
Financial Liabilities:
Demand deposits	119,656	118,618	78,120
NOW and money market	244,179	238,231	127,812
Savings	104,813	107,692	136,121
Time deposits	210,575	197,004	120,048
Advances from the FHLB	59,000	44,000	91,000
Fair Value
Financial Assets:
Cash and due from banks	82,246	82,013	28,927
Available for sale securities	35,557	28,597	41,058
Held to maturity securities	13,827	13,815	5,292
Loans held for sale		100
Loans receivable, net	650,038	623,876	528,199
Accrued interest receivable	2,344	2,360	2,109
FHLB stock	4,834	4,834	4,442
Derivative asset	87
Financial Liabilities:
Demand deposits	119,656	118,618	78,120
NOW and money market	244,179	238,231	127,812
Savings	104,813	107,692	136,121
Time deposits	211,290	197,762	121,029
Advances from the FHLB	58,940	43,902	91,407
Level 1
Financial Assets:
Cash and due from banks	82,246	82,013
Available for sale securities
Held to maturity securities
Loans held for sale
Loans receivable, net
Accrued interest receivable
FHLB stock
Derivative asset
Financial Liabilities:
Demand deposits
NOW and money market
Savings
Time deposits
Advances from the FHLB
Level 2
Financial Assets:
Cash and due from banks
Available for sale securities	35,557	28,597
Held to maturity securities	13,827	13,815
Loans held for sale		100
Loans receivable, net
Accrued interest receivable
FHLB stock
Derivative asset	87
Financial Liabilities:
Demand deposits
NOW and money market
Savings
Time deposits
Advances from the FHLB
Level 3
Financial Assets:
Cash and due from banks
Available for sale securities
Held to maturity securities
Loans held for sale
Loans receivable, net	650,038	623,876
Accrued interest receivable	2,344	2,360
FHLB stock	4,834	4,834
Derivative asset
Financial Liabilities:
Demand deposits	119,656	118,618
NOW and money market	244,179	238,231
Savings	104,813	107,692
Time deposits	211,290	197,762
Advances from the FHLB	$ 58,940	$ 43,902